Consolidated Statements Of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Oil and gas revenue	$ 698,248	$ 45,820	$ 876,720	$ 16,320
Costs and Expenses
General and administrative	1,011,606	121,598	2,950,365	152,019
Production expenses	428,518	33,651	467,323	16,027
Depletion, depreciation, and amortization	420,785		493,594
Impairment of oil and gas property			1,558,036
Accretion on asset retirement obligation	13,026		15,212
Total costs and expenses	1,873,935	155,649	5,484,530	168,046
Operating Loss	(1,175,687)	(109,829)	(4,607,810)	(151,726)
Other Income and Expense
Interest expense	(56,702)		(37,466)	(6,388)
Interest income		86
Change in value of contingent consideration	43,424		(1,404,059)
Total other income and expense	(13,278)	86	(1,441,525)	(6,388)
Net loss	$ (1,188,965)	$ (109,743)	$ (6,049,335)	$ (158,114)
Basic and diluted weighted average shares outstanding	50,642,516	62,546,667	52,403,346	92,966,849
Basic and diluted net loss per share	$ (0.02)	$ 0.00	$ (0.12)	$ 0.00